REPORTABLE SEGMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Reportable Segments [Line Items]
Revenue	$ 5,238,341	$ 4,761,385	$ 5,146,740
Revenues from transactions with other operating segments	0	0	0
Finance income	19,640	29,701	50,284
Finance costs	287,958	258,467	262,962
Net finance costs	(268,318)	(228,766)	(212,678)
Depreciation and amortizations	421,551	409,387	400,145
Sum of significant income accounts	92,974	228,257	225,761
Sum of significant expense accounts	141,472	27,758	39,613
Profit (loss) of each reportable segment	270,352	217,577	367,711
Associates	4,855	16,348	5,573
Joint ventures	12,162	7,591	1,175
Income tax expense	(30,992)	45,647	129,694
Total Ordinary Income	5,238,341	4,761,385	5,146,740
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	637,966	511,718	457,912
Acquisition and contribution of investments in associates and joint venture	0	153,135	814
Segment assets	13,994,600	14,006,181	13,670,391
Segments assets (excluding deferred tax assets)	13,986,334	14,000,084	13,666,656
Deferred tax assets	8,266	6,097	3,735
Associates	158,772	265,775	241,140
Joint Ventures	209,805	180,773	23,672
Segment liabilities	6,877,707	7,006,898	7,023,946
Segment liabilities (excluding deferred tax liabilities)	5,392,343	5,375,833	5,404,934
Deferred tax liabilities	1,485,365	1,631,065	1,619,012
Geographical information on non-current assets
Long-Lived Assets	11,224,237	11,283,821	10,983,979
Chilean entities [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue	3,103,568	2,850,436	3,074,273
Total Ordinary Income	3,103,568	2,850,436	3,074,273
Geographical information on non-current assets
Long-Lived Assets	6,631,316	6,936,107	6,985,875
Foreign entities [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue	2,134,773	1,910,949	2,072,467
Total Ordinary Income	2,134,773	1,910,949	2,072,467
Geographical information on non-current assets
Long-Lived Assets	4,592,921	4,347,714	3,998,104
Elimination [member]
Disclosure Of Reportable Segments [Line Items]
Revenue	0	0	0
Revenues from transactions with other operating segments	(1,056,169)	(1,187,829)	(578,333)
Finance income	0	0	0
Finance costs	0	0	0
Net finance costs	0	0	0
Depreciation and amortizations	0	0	0
Sum of significant income accounts	0	0	0
Sum of significant expense accounts	0	0	0
Profit (loss) of each reportable segment	0	0	0
Associates	0	0	0
Joint ventures	0	0	0
Income tax expense	0	0	0
Total Ordinary Income	0	0	0
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	0	0	0
Acquisition and contribution of investments in associates and joint venture	0	0	0
Segment assets	(38,765)	(41,604)	(48,542)
Segments assets (excluding deferred tax assets)	(38,765)	(41,604)	(48,542)
Deferred tax assets	0	0	0
Associates	0	0	0
Joint Ventures	0	0	0
Segment liabilities	0	0	0
Segment liabilities (excluding deferred tax liabilities)	0	0	0
Deferred tax liabilities	0	0	0
Geographical information on non-current assets
Long-Lived Assets	(4,635)	(3,575)	(2,955)
Elimination [member] | Chilean entities [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue	0	0	0
Total Ordinary Income	0	0	0
Geographical information on non-current assets
Long-Lived Assets	(4,635)	(3,575)	(2,955)
Elimination [member] | Foreign entities [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue	0	0	0
Total Ordinary Income	0	0	0
Geographical information on non-current assets
Long-Lived Assets	0	0	0
Pulp [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue	2,451,363	2,146,079	2,363,973
Revenues from transactions with other operating segments	43,829	41,586	43,414
Finance income	0	0	0
Finance costs	0	0	0
Net finance costs	0	0	0
Depreciation and amortizations	246,382	240,699	231,916
Sum of significant income accounts	581	212	31
Sum of significant expense accounts	0	0	585
Profit (loss) of each reportable segment	589,934	308,536	455,190
Associates	0	0	0
Joint ventures	0	0	0
Income tax expense	0	0	0
Total Ordinary Income	2,451,363	2,146,079	2,363,973
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	191,771	205,205	199,094
Acquisition and contribution of investments in associates and joint venture	0	0	0
Segment assets	5,035,105	5,077,300	5,172,095
Segments assets (excluding deferred tax assets)	5,035,105	5,077,300	5,172,095
Deferred tax assets	0	0	0
Associates	0	0	0
Joint Ventures	0	0	0
Segment liabilities	325,598	277,474	318,880
Segment liabilities (excluding deferred tax liabilities)	325,598	277,474	318,880
Deferred tax liabilities	0	0	0
Geographical information on non-current assets
Long-Lived Assets	4,238,187	4,313,261	4,347,593
Pulp [Member] | Chilean entities [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue	1,781,769	1,540,100	1,680,804
Total Ordinary Income	1,781,769	1,540,100	1,680,804
Geographical information on non-current assets
Long-Lived Assets	2,537,947	2,572,702	2,565,307
Pulp [Member] | Foreign entities [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue	669,594	605,979	683,169
Total Ordinary Income	669,594	605,979	683,169
Geographical information on non-current assets
Long-Lived Assets	1,700,240	1,740,559	1,782,286
Forestry [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue	114,122	96,488	116,368
Revenues from transactions with other operating segments	970,384	1,105,220	491,703
Finance income	0	0	0
Finance costs	0	0	0
Net finance costs	0	0	0
Depreciation and amortizations	22,011	19,996	18,211
Sum of significant income accounts	91,089	227,776	220,907
Sum of significant expense accounts	138,139	15,193	35,610
Profit (loss) of each reportable segment	(210,566)	98,955	137,829
Associates	0	0	0
Joint ventures	0	0	0
Income tax expense	0	0	0
Total Ordinary Income	114,122	96,488	116,368
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	211,245	182,743	155,872
Acquisition and contribution of investments in associates and joint venture	0	0	814
Segment assets	5,040,500	5,492,364	5,471,322
Segments assets (excluding deferred tax assets)	5,040,500	5,492,364	5,471,322
Deferred tax assets	0	0	0
Associates	48,921	160,490	121,359
Joint Ventures	0	0	0
Segment liabilities	184,721	161,091	147,432
Segment liabilities (excluding deferred tax liabilities)	184,721	161,091	147,432
Deferred tax liabilities	0	0	0
Geographical information on non-current assets
Long-Lived Assets	4,870,468	5,034,917	4,850,057
Forestry [Member] | Chilean entities [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue	55,946	52,161	68,986
Total Ordinary Income	55,946	52,161	68,986
Geographical information on non-current assets
Long-Lived Assets	3,221,911	3,509,727	3,536,372
Forestry [Member] | Foreign entities [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue	58,176	44,327	47,382
Total Ordinary Income	58,176	44,327	47,382
Geographical information on non-current assets
Long-Lived Assets	1,648,557	1,525,190	1,313,685
Other [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue	39,083	29,864	33,188
Revenues from transactions with other operating segments	35,659	34,085	32,543
Finance income	0	0	0
Finance costs	0	0	0
Net finance costs	0	0	0
Depreciation and amortizations	3,568	2,529	3,913
Sum of significant income accounts	0	0	0
Sum of significant expense accounts	0	0	35
Profit (loss) of each reportable segment	6,668	(2,666)	1,815
Associates	0	0	0
Joint ventures	0	0	0
Income tax expense	0	0	0
Total Ordinary Income	39,083	29,864	33,188
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	428	1,479	1,754
Acquisition and contribution of investments in associates and joint venture	0	0	0
Segment assets	52,640	30,970	31,679
Segments assets (excluding deferred tax assets)	52,640	30,970	31,679
Deferred tax assets	0	0	0
Associates	0	0	0
Joint Ventures	0	0	0
Segment liabilities	16,100	11,836	11,526
Segment liabilities (excluding deferred tax liabilities)	16,100	11,836	11,526
Deferred tax liabilities	0	0	0
Geographical information on non-current assets
Long-Lived Assets	43,791	23,067	23,436
Other [Member] | Chilean entities [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue	692	885	597
Total Ordinary Income	692	885	597
Geographical information on non-current assets
Long-Lived Assets	22,220	27	30
Other [Member] | Foreign entities [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue	38,391	28,979	32,591
Total Ordinary Income	38,391	28,979	32,591
Geographical information on non-current assets
Long-Lived Assets	21,571	23,040	23,406
Sub Total [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue	5,238,341	4,761,385	5,146,740
Revenues from transactions with other operating segments	1,056,169	1,187,829	578,333
Finance income	19,640	29,701	50,284
Finance costs	(287,958)	(258,467)	(262,962)
Net finance costs	(268,318)	(228,766)	(212,678)
Depreciation and amortizations	421,551	409,387	400,145
Sum of significant income accounts	92,974	228,257	225,761
Sum of significant expense accounts	141,472	27,758	39,613
Profit (loss) of each reportable segment	270,352	217,577	367,711
Associates	4,855	16,348	5,572
Joint ventures	12,162	7,591	1,176
Income tax expense	30,992	(45,647)	(129,694)
Total Ordinary Income	5,238,341	4,761,385	5,146,740
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	637,966	511,718	457,912
Acquisition and contribution of investments in associates and joint venture	15,918	153,135	814
Segment assets	14,033,365	14,047,785	13,718,933
Segments assets (excluding deferred tax assets)	14,025,099	14,041,688	13,715,198
Deferred tax assets	8,266	6,097	3,735
Associates	158,967	265,775	241,140
Joint Ventures	209,805	180,773	23,672
Segment liabilities	6,877,707	7,006,898	7,023,946
Segment liabilities (excluding deferred tax liabilities)	5,392,343	5,375,833	5,404,934
Deferred tax liabilities	1,485,364	1,631,065	1,619,012
Geographical information on non-current assets
Long-Lived Assets	11,228,872	11,287,396	10,986,934
Sub Total [Member] | Chilean entities [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue	3,103,568	2,850,436	3,074,273
Total Ordinary Income	3,103,568	2,850,436	3,074,273
Geographical information on non-current assets
Long-Lived Assets	6,635,951	6,939,682	6,988,830
Sub Total [Member] | Foreign entities [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue	2,134,773	1,910,949	2,072,467
Total Ordinary Income	2,134,773	1,910,949	2,072,467
Geographical information on non-current assets
Long-Lived Assets	4,592,921	4,347,714	3,998,104
Corporate [member]
Disclosure Of Reportable Segments [Line Items]
Revenue	0	0	0
Revenues from transactions with other operating segments	0	0	0
Finance income	19,640	29,701	50,284
Finance costs	(287,958)	(258,467)	(262,962)
Net finance costs	(268,318)	(228,766)	(212,678)
Depreciation and amortizations	7,086	6,319	6,659
Sum of significant income accounts	0	0	0
Sum of significant expense accounts	0	0	0
Profit (loss) of each reportable segment	(341,001)	(353,242)	(491,596)
Associates	4,855	16,348	5,572
Joint ventures	1,784	2,116	1,646
Income tax expense	30,992	(45,647)	(129,694)
Total Ordinary Income	0	0	0
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	4,127	3,883	7,001
Acquisition and contribution of investments in associates and joint venture	15,918	0	0
Segment assets	881,000	932,059	669,703
Segments assets (excluding deferred tax assets)	872,734	925,962	665,968
Deferred tax assets	8,266	6,097	3,735
Associates	110,046	105,285	119,781
Joint Ventures	20,237	19,070	20,099
Segment liabilities	5,862,266	6,244,830	6,276,145
Segment liabilities (excluding deferred tax liabilities)	4,376,902	4,613,765	4,657,133
Deferred tax liabilities	1,485,364	1,631,065	1,619,012
Geographical information on non-current assets
Long-Lived Assets	218,297	178,100	270,988
Corporate [member] | Chilean entities [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue	0	0	0
Total Ordinary Income	0	0	0
Geographical information on non-current assets
Long-Lived Assets	187,639	135,808	128,185
Corporate [member] | Foreign entities [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue	0	0	0
Total Ordinary Income	0	0	0
Geographical information on non-current assets
Long-Lived Assets	30,658	42,292	142,803
Wood products [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue	2,633,773	2,494,750	2,633,211
Revenues from transactions with other operating segments	6,297	6,938	10,673
Finance income	0	0	0
Finance costs	0	0	0
Net finance costs	0	0	0
Depreciation and amortizations	142,504	139,844	139,446
Sum of significant income accounts	1,304	269	4,823
Sum of significant expense accounts	3,333	12,565	3,383
Profit (loss) of each reportable segment	225,317	165,887	264,473
Associates	0	0	0
Joint ventures	10,378	5,475	(470)
Income tax expense	0	0	0
Total Ordinary Income	2,633,773	2,494,750	2,633,211
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	230,395	118,408	94,191
Acquisition and contribution of investments in associates and joint venture	0	153,135	0
Segment assets	3,024,120	2,515,092	2,374,134
Segments assets (excluding deferred tax assets)	3,024,120	2,515,092	2,374,134
Deferred tax assets	0	0	0
Associates	0	0	0
Joint Ventures	189,568	161,703	3,573
Segment liabilities	489,022	311,667	269,963
Segment liabilities (excluding deferred tax liabilities)	489,022	311,667	269,963
Deferred tax liabilities	0	0	0
Geographical information on non-current assets
Long-Lived Assets	1,858,129	1,738,051	1,494,860
Wood products [Member] | Chilean entities [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue	1,265,161	1,275,937	1,323,886
Total Ordinary Income	1,265,161	1,275,937	1,323,886
Geographical information on non-current assets
Long-Lived Assets	666,234	721,418	758,936
Wood products [Member] | Foreign entities [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue	1,368,612	1,218,813	1,309,325
Total Ordinary Income	1,368,612	1,218,813	1,309,325
Geographical information on non-current assets
Long-Lived Assets	$ 1,191,895	$ 1,016,633	$ 735,924